INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ 0
Ending Balance	729,231	$ 0
Discontinued Operations
Beginning balance	27,062,264	41,316,449	$ 38,729,208
Reversal	(2,698,440)	(12,515,962)	(24,771)
Foreign exchange effect	$ (304,893)	(1,738,223)	2,612,012
Ending Balance		$ 27,062,264	$ 41,316,449